Note 13 - Commitments and Contingencies (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Loan commitments	$346,747	$382,851	$315,764
Letters of credit	58,136	60,273	51,131

	$404,883	$443,124	$366,895